Commitments and Contingencies (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2023 USD ($) shares
Commitments and Contingencies [Abstract]
Weighted average remaining lease term		3 years 4 months 24 days
Weighted average discount rate		3.70%
Operating lease costs		¥ 178
Short-term lease costs		¥ 140
Operating lease labilities		318